DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			11 Months Ended
	Dec. 03, 2021	Feb. 12, 2021	Dec. 02, 2021	Oct. 27, 2021	Aug. 19, 2021	Dec. 31, 2020
Entity incorporation, date of incorporation			Aug. 20, 2020
Proceeds from issuance of IPO			$ 309,924,999
Proceeds from issuance of Private Placement			8,325,000
Stock issuance costs		$ 6,827,967
Underwriting fees		6,325,000
Other offering costs		$ 502,967
Restricted investments term		185 days
Aggregate purchase price			8,044,125
Cash			100,935			$ 179,512
Assets held-in-trust, noncurrent			316,267,136
Net working capital			20,793,627
Franchise tax payable			200,000
P3 Health Group, LLC
Business acquisition, percentage of voting interest acquired	17.10%
Sponsor | Working capital loans
Working capital initial commitment amount					$ 300,000
Working capital loans additional commitment amount				$ 600,000
Working capital loans commitment amount			$ 900,000
Private Placement
Shares issued in private placement			832,500
Private Placement | Sponsor
Shares issued in private placement		832,500
Shares issued price per share		$ 10.00
Proceeds from issuance of Private Placement		$ 8,325,000
Common Class A | Blocker | Transaction and Combination Agreement
Purchase consideration	8,732,517
Number of shares held by escrow agent	723,291
Common Class A | PIPE Investment
Shares issued in private placement	20,370,307
Share price	$ 10.00
Aggregate purchase price	$ 203,700,000
Common Class A | IPO [Member]
Shares issued in private placement		31,625,000
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO		$ 316,250,000
Common Class A | Over-Allotment Option [Member]
Shares issued in private placement		4,125,000
Common Class V | P3 Sellers | Merger Agreement
Purchase consideration	202,024,923
Number of shares held by escrow agent	17,923,782